Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CURRENT INTEREST
Entity Central Index Key	0000026262
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000001772 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Money Market Fund
Class Name	Class A
Trading Symbol	JHMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Money Market Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund (Class A/JHMXX)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Net Assets	$ 1,449,704,457
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,631,854
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,449,704,457
Total number of portfolio holdings	91
Total advisory fees paid (net)	$4,631,854
Weighted Average Maturity	54 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	44.7%
U.S. Government Agency	37.9%
Repurchase agreement	17.4%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000001774 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Money Market Fund
Class Name	Class C
Trading Symbol	JMCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Money Market Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund (Class C/JMCXX)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Net Assets	$ 1,449,704,457
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 4,631,854
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,449,704,457
Total number of portfolio holdings	91
Total advisory fees paid (net)	$4,631,854
Weighted Average Maturity	54 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	44.7%
U.S. Government Agency	37.9%
Repurchase agreement	17.4%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.